Note 13 - Employees' Postretirement Benefits and Other Benefits, Additional Information (Detail) (USD $) In Millions	6 Months Ended
Jun. 30, 2011
Employees' Postretirement Benefits and Other Benefits, Additional Information
Contributions made by the Company in the six-month period ended June 30, 2011 to the defined contribution portion of the variable contribution plan	$ 143
Balances of the Financial Commitment Agreements	3,195
Financial Commitment Agreements, interest due in 2011	$ 31